Intangible Assets	12 Months Ended
Mar. 29, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets
Intangible Assets

A summary of amortizable intangible assets is as follows:

	As of
	March 29, 2013
(Amounts in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Outsourcing contract costs	$1,473	$968	$505
Software	2,134	1,523	611
Customer and other intangible assets	512	281	231
Total intangible assets	$4,119	$2,772	$1,347

	As of
	March 30, 2012
(Amounts in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Outsourcing contract costs	$1,802	$1,240	$562
Software	2,130	1,481	649
Customer and other intangible assets	599	306	293
Total intangible assets	$4,531	$3,027	$1,504

Amortization expense for the years ended March 29, 2013, March 30, 2012, and April 1, 2011 was $414 million, $441 million, and $442 million, respectively, including reductions of revenue for amortization of outsourcing contract cost premiums of $40 million, $53 million, and $63 million in each of the respective years (see Note 1).

Estimated amortization related to intangible assets, including amortization of contract cost premium, as of March 29, 2013, for fiscal 2014 through fiscal 2018, is as follows: $351 million, $292 million, $211 million, $158 million, and $112 million, respectively.

Purchased and internally developed software, net of accumulated amortization, consisted of the following:

(Amounts in millions)	March 29, 2013	March 30, 2012
Purchased software	$297	$353
Internally developed commercial software	304	293
Internally developed internal-use software	10	3
Total	$611	$649

Amortization expense related to purchased software was $143 million, $149 million, and $135 million, for the years ended March 29, 2013, March 30, 2012, and April 1, 2011, respectively. Amortization expense related to internally developed commercial software was $53 million, $47 million, and $34 million, for the years ended March 29, 2013, March 30, 2012, and April 1, 2011, respectively. Amortization expense related to internally developed internal-use software was $2 million, $4 million, and $6 million, for the years ended March 29, 2013, March 30, 2012, and April 1, 2011, respectively.

During fiscal 2012, the Company recorded $75 million as an impairment of its intangible assets, primarily due to performance issues on certain long-term outsourcing contracts within its GIS segment. The intangible assets impacted included primarily, software and capitalized transition costs. The Company used the income approach technique to fair value the assets. The unobservable inputs used were based on Company specific information and included, primarily, estimates of revenue and cost growth rates, profit margins and discount rates. The impairment was recorded as a part of cost of services.